FAIR VALUE (Details 2) - USD ($)		Feb. 29, 2016		Feb. 28, 2015		Oct. 31, 2014	Feb. 28, 2014	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		$ 188,790,669		$ 55,252,420			$ 23,894,500
Baby Tree Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		25,417,000	[1]	24,309,000	[1]			$ 23,475,000
Guokr Corporation Limited [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments		15,745,000	[2]	15,471,000	[2]	$ 15,000,000
Yinghe Youshi [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[3]	0		4,284,233
Changing Education Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[4]	91,536,000		0
Shunshun Bida [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[5]	10,515,391		0
Other Third-Party Companies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sales securities investments	[6]	$ 45,577,278		$ 11,188,187

[1]	In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in the Cayman Islands and is an online parenting community and an online retailer of products for children, baby and maternity wear in China. The fair value change of the investment was an increase of $834,000 and $1,108,000 in the fiscal year 2015 and 2016, respectively.
[2]	In October 2014, the Group acquired certain equity interest in Guokr Corporation Limited by purchasing its Series C redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open, diverse interest community of science and technology that provides interesting science and technology content. The fair value change of the investment was an increase of $471,000 and $274,000 in the fiscal year 2015 and 2016, respectively.
[3]	In January 2015, the Group acquired certain equity interest in Yinghe Youshi, who primarily provides online preparation services of English tests for study abroad purposes. In February 2016, the Group obtained control of the acquiree and applied acquisition method of accounting on the date control was obtained. Please refer to Note 3 business acquisition for details.
[4]	In April and August 2015, the Group aggregately acquired 30% equity interest in Changing Education Inc., which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C redeemable preferred shares. There was an increase of $5,220,210 change in fair value of the investment in fiscal year 2016. Please refer to Note 14 for details.
[5]	In December 2015, the Group acquired 30% equity interest in Shunshun Bida who primarily engages in providing professional counseling services to students who desire to study abroad through its online-to-offline platform. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The Group recorded a gain of $1,907,669 from transfer of a nonfinancial asset as part of consideration for this investment. There was no change in fair value of the investment in fiscal year 2016.
[6]	In the fiscal year ended February 29, 2016, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 2.8% to 30% equity interests of these companies through purchasing their redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was an increase of $43,600 and $3,974,626 change in fair value of these investments in fiscal year 2015 and 2016, respectively. The Group recorded $nil, $nil and $1,564,200 impairment loss during the fiscal years ended February 28, 2014, 2015 and February 29, 2016, respectively.